Per Share Amounts	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Per Share Amounts

14. PER SHARE AMOUNTS
A) Net Earnings (Loss) Per Common Share – Basic and Diluted

For the years ended December 31,	2023	2022
Net Earnings (Loss)	4,109	6,450
Effect of Cumulative Dividends on Preferred Shares	(36)	(35)
Net Earnings (Loss) – Basic and Diluted	4,073	6,415

Basic – Weighted Average Number of Shares (thousands)	1,895,487	1,951,262
Dilutive Effect of Warrants	22,223	44,845
Dilutive Effect of Net Settlement Rights	7,150	10,045
Dilutive Effect of Cenovus Replacement Stock Options	580	—
Diluted – Weighted Average Number of Shares (thousands)	1,925,440	2,006,152

Net Earnings (Loss) Per Common Share – Basic ($)	2.15	3.29
Net Earnings (Loss) Per Common Share – Diluted (1) (2) ($)	2.12	3.20
(1)For the year ended December 31, 2023, net earnings of $nil (2022 – $52 million) and no common shares (2022 – 1.6 million) related to the assumed exercise of the Cenovus replacement stock options were excluded from the calculation of dilutive net earnings (loss) per share as the effect was anti-dilutive.
(2)For the year ended December 31, 2023, 1.5 million NSRs (2022 – 52 thousand) were excluded from the calculation of diluted weighted average number of shares as the effect was anti-dilutive.
B) Common Share Dividends

	2023		2022
For the years ended December 31,	Per Share	Amount	Per Share	Amount
Base Dividends	0.525	990	0.350	682
Variable Dividends	—	—	0.114	219
Total Common Share Dividends Declared and Paid	0.525	990	0.464	901
The declaration of common share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
On February 14, 2024, the Company’s Board of Directors declared a first quarter base dividend of $0.140 per common share, payable on March 28, 2024, to common shareholders of record as at March 15, 2024.
C) Preferred Share Dividends

For the years ended December 31,	2023	2022
Series 1 First Preferred Shares	7	7
Series 2 First Preferred Shares	2	1
Series 3 First Preferred Shares	12	12
Series 5 First Preferred Shares	9	9
Series 7 First Preferred Shares	6	6
Total Preferred Share Dividends Declared	36	35
The declaration of preferred share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
For the year ended December 31, 2023, the Company paid $36 million in preferred share dividends (December 31, 2022 – $26 million).
On January 2, 2024, the Company paid preferred share dividends of $9 million, as declared on November 1, 2023. On January 3, 2023, the Company paid preferred share dividends of $9 million, as declared on November 1, 2022.
On February 14, 2024, the Company’s Board of Directors declared first quarter dividends of $9 million payable on April 1, 2024, to preferred shareholders of record as at March 15, 2024.